GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of movement of the goodwill

	December 31, 2025		December 31, 2024
Balance at the beginning of the year	Ps.	2,223,608	Ps.	2,202,222
Impairment charge (1)		(5,880)		—
Discontinued operations (2)		(136,858)		—
Effect of movements in exchange rates (3)		(23,754)		21,386
Balance at the end of the year	Ps.	2,057,116	Ps.	2,223,608

(1) Corresponds to the recognition of impairment over Concesionaria Panamericana S.A.S.

(2) See note 13.A., "Assets and liabilities classified as held for sale of Multi Financial Group"

(3) The foreign exchange adjustment is attributable to Multifinancial Group Inc.

Schedule of goodwill assigned per Cash Generating Units (CGU)

Goodwill carrying amount
CGU	December 31, 2025		December 31, 2024
Sociedad Administradora de Fondos de Pensiones, Cesantías y del CCAI Porvenir S.A.	Ps.	538,231	Ps.	538,231
Banco de Bogotá S.A. over Megabanco (1)		465,905		465,905
Banco Popular S.A.		358,401		358,401
Banco de Bogotá S.A.		301,222		301,222
Promigas S.A. and Subsidiaries		169,687		169,687
Banco de Bogotá S.A. over Multi Financial Group Inc. (2)		—		160,612
Banco de Occidente S.A.		127,571		127,571
Concesionaria Panamericana S.A.S. (3)		66,714		72,594
Banco de Occidente S.A. over Banco Unión (1)		22,724		22,724
Hoteles Estelar S.A.		6,661		6,661
Total goodwill	Ps.	2,057,116	Ps.	2,223,608

(1) Goodwill recognized as a result of mergers between Banco de Bogotá and Megabanco, Banco de Occidente and Banco Unión.

(2) See note 13.A., "Assets and liabilities classified as held for sale of Multi Financial Group"

(3) The variation presented corresponds to the recognition of impairment on the CGU.

Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Summary of main assumptions used in the impairment test reports taken as the basis for impairment testing

December 31, 2025
	2026	2027	2028	2029	2030
Interest rate on investments	8.4%	6.8%	6.9%	6.9%	6.9%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	16.9%	7.5%	5.6%	5.8%	11.1%
Growth in expenses	5.8%	5.3%	5.3%	4.5%	4.4%
Inflation	3.1%	3.0%	3.0%	3.0%	3.0%
Discount interest rate after taxes	9.3%	7.5%	7.8%	7.8%	7.8%
Growth rate after eleven years	3.0%

December 31, 2024
	2025	2026	2027	2028	2029
Interest rate on investments	8.6%	6.8%	6.9%	6.9%	6.9%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	15.1%	22.0%	5.2%	6.9%	6.0%
Growth in expenses	9.4%	5.6%	5.2%	4.9%	4.2%
Inflation	3.0%	3.0%	3.0%	3.0%	3.0%
Discount interest rate after taxes	9.9%	8.8%	7.5%	7.9%	7.8%
Growth rate after eleven years	3.0%

Banco de Bogota S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2025
	2026	2027	2028	2029	2030
Lending rate on the loan portfolio and investments	11.8%	11.2%	11.0%	11.1%	11.1%
Borrowing rate	6.2%	5.3%	4.9%	4.8%	4.9%
Growth in income from commissions	11.6%	27.3%	6.6%	7.6%	8.0%
Growth in expenses	15.2%	2.4%	6.8%	6.1%	6.4%
Inflation	3.4%	2.9%	2.9%	2.9%	2.9%
Discount rate after taxes	12.4%	11.1%	11.2%	11.2%	11.2%
Growth rate after five years	5.9%

December 31, 2024
	2025	2026	2027	2028	2029
Lending rate on the loan portfolio and investments	11.2%	10.7%	10.7%	10.8%	10.8%
Borrowing rate	5.2%	5.7%	5.8%	5.9%	6.0%
Growth in income from commissions	9.5%	13.7%	13.1%	17.7%	5.2%
Growth in expenses	10.7%	5.9%	6.7%	8.0%	7.9%
Inflation	5.3%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	13.2%	12.1%	10.8%	11.4%	11.3%
Growth rate after five years	6.1%

Banco Popular S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2025
	2026	2027	2028	2029	2030
Lending rate on the loan portfolio and investments	12.2%	12.3%	12.1%	12.0%	11.9%
Borrowing rate	6.4%	5.7%	5.2%	5.1%	5.1%
Growth in income from commissions	29.5%	16.0%	17.5%	17.5%	17.5%
Growth in expenses	5.0%	14.5%	6.0%	5.9%	6.2%
Inflation	3.1%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	12.3%	10.4%	10.9%	10.9%	10.9%
Growth rate after five years	5.8%

December 31, 2024
	2025	2026	2027	2028	2029
Lending rate on the loan portfolio and investments	11.5%	11.3%	11.1%	11.1%	11.2%
Borrowing rate	5.8%	4.8%	4.7%	4.6%	4.5%
Growth in income from commissions	37.4%	30.9%	17.5%	19.2%	18.5%
Growth in expenses	7.4%	13.7%	6.8%	6.5%	6.4%
Inflation	3.5%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	14.5%	12.4%	10.8%	11.4%	11.4%
Growth rate after five years	6.1%

Banco de Bogota S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2025
	2026	2027	2028	2029	2030
Lending rate on the loan portfolio and investments	11.8%	11.2%	11.0%	11.1%	11.1%
Borrowing rate	6.2%	5.4%	5.0%	4.9%	5.0%
Growth in income from commissions	11.6%	27.3%	6.6%	7.6%	8.0%
Growth in expenses	15.2%	3.3%	7.5%	6.9%	5.8%
Inflation	3.1%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	12.3%	10.4%	10.9%	10.9%	10.9%
Growth rate after five years	5.8%

December 31, 2024
	2025	2026	2027	2028	2029
Lending rate on the loan portfolio and investments	10.9%	10.4%	10.5%	10.5%	10.5%
Borrowing rate	5.6%	4.7%	4.6%	4.6%	4.4%
Growth in income from commissions	9.9%	13.1%	12.5%	15.9%	6.4%
Growth in expenses	11.3%	7.0%	7.9%	9.2%	7.7%
Inflation	3.5%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	14.5%	12.4%	10.8%	11.4%	11.4%
Growth rate after five years	6.1%